Note 3 - Fair Values of Financial Instruments (Details) - Changes in Fair Value of Level 3 Financial Instruments (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 4,861,070	$ 384,000
Transfers out of Level 3	(3,834,470)
Sales	(645,000)
Total gains or losses:
Included in earnings	2,400
Ending balance	384,000	384,000
Corporate Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	3,834,470
Transfers out of Level 3	(3,834,470)
Common Stock [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		384,000	384,000
Total gains or losses:
Ending balance	384,000	384,000	384,000
Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	642,600
Sales	(645,000)
Total gains or losses:
Included in earnings	$ 2,400